Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Entity Central Index Key	0001161814
Entity Registrant Name	KELSO TECHNOLOGIES INC.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36685
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	13966 18B Avenue
Entity Address, City or Town	Surrey
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V4A8J1
Entity Address, Country	CA
Title of 12(b) Security	Common Shares Without Par Value
Trading Symbol	KIQ
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	54,320,086
Entity Interactive Data Current	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	995
Auditor Location	Vancouver, Canada
Auditor Name	Smythe LLP
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	13966 18B Avenue
Entity Address, City or Town	Surrey
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V4A8J1
Entity Address, Country	CA
Contact Personnel Name	James R. Bond
Local Phone Number	590.1525
City Area Code	604